Annual Total Returns[BarChart] - DWS Government Cash Management Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.16%	0.64%	1.61%	1.98%	0.30%